THE DUNHAM FUNDS

Dunham Small Cap Growth Fund

Class A (DADGX)

Class C (DCDGX)

Class N (DNDGX)

Incorporated herein by reference is the definitive version of the supplement for Dunham Small Cap Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 24, 2014 (SEC Accession No. 0000910472-14-004683).